Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Components of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities as of December 31 were as follows (in millions of dollars):

	2013			2012
	Current	Non- Current	Total	Current	Non- Current	Total
Pension and postretirement benefits (see Note 18)	$187	$8,126	$8,313	$188	$11,864	$12,052
Product warranty costs	1,346	2,454	3,800	1,142	2,372	3,514
Sales incentives	3,636	—	3,636	3,031	—	3,031
Personnel costs	792	443	1,235	711	413	1,124
Amounts due to related parties (see Note 19) (1)	718	—	718	562	—	562
Income and other taxes	441	98	539	256	106	362
Vehicle residual value guarantees	343	—	343	238	—	238
Accrued interest (2)	301	—	301	342	—	342
Workers’ compensation	43	234	277	46	275	321
Restructuring actions (see Note 21)	22	34	56	69	—	69
Other	2,001	371	2,372	1,933	507	2,440

Total	$9,830	$11,760	$21,590	$8,518	$15,537	$24,055

(1)	Excludes amounts due to related parties for interest separately discussed in (2) below.
(2)	Includes $215 million and $222 million of accrued interest due to related parties as of December 31, 2013 and 2012, respectively. Refer to Note 19, Other Transactions with Related Parties, for additional information.

Changes in Accrued Product Warranty Costs

The changes in accrued product warranty costs (excluding deferred revenue from extended warranty and service contracts described below, as well as supplier recoveries) were as follows (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$3,514	$3,318	$3,171
Provision for current period warranties	1,810	1,735	1,686
Net adjustments to pre-existing warranties	120	(158)	(106)
Net warranty settlements	(1,593)	(1,414)	(1,452)
Interest accretion, translation and other adjustments	(51)	33	19

Balance at end of period	$3,800	$3,514	$3,318

Changes in Deferred Revenue

The following summarizes the changes in deferred revenue from these contracts (in millions of dollars):

	Years Ended December 31,
	2013	2012	2011
Balance at beginning of period	$1,075	$926	$829
Deferred revenues for current period service contracts	680	600	545
Earned revenues in current period	(462)	(446)	(446)
Refunds of cancelled contracts	(59)	(54)	(53)
Interest accretion, translation and other adjustments	5	49	51

Balance at end of period	$1,239	$1,075	$926